Annual Total Returns [BarChart] - VY T Rowe Price Capital Appreciation Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	2.59%
2012	14.10%
2013	21.75%
2014	11.78%
2015	4.85%
2016	7.65%
2017	14.72%
2018	0.10%
2019	23.99%
2020	17.54%